Inventory (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 1,715	$ 894
Finished goods	2,047	626
Inventories, net	$ 3,762	$ 1,520